Research, Development and Engineering Expenses, Net (Details) - Schedule of Research, Development and Engineering Expenses, Net - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Research Development and Engineering Expenses Net [Abstract]
Total research, development and engineering expenses	$ 1,758	$ 2,730
Less – grants	(94)	(263)
Total	$ 1,664	$ 2,467	$ 4,618	$ 3,700	$ 3,913